ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Fair Values of the Assets Acquired and the Liabilities Assumed in the Business Combination

The acquisition was accounted for as a business combination and the preliminary fair values of the assets acquired and liabilities assumed in the business combination are as follows (in thousands):

WWE
Cash and cash equivalents	$381,153
Accounts receivable	105,237
Other current assets	89,256
Property, buildings and equipment	398,004
Right of use assets	12,337
Investments	12,007
Other assets	283,287
Intangible assets:
Trade names	2,188,200
Customer relationships	899,700
Internally developed technology	30,000
Other	98,300
Goodwill	5,063,775
Accounts payable and accrued expenses	(124,280)
Operating lease liability	(12,224)
Deferred revenue	(54,190)
Deferred tax liabilities	(663,100)
Debt	(16,934)
Other long-term liabilities	(258,467)
Net assets acquired	$8,432,061

The acquisitions were accounted for as business combinations and the fair values of the assets acquired and liabilities assumed in the business combinations are as follows (in thousands):

	DBH	Madrid Open	Barrett-Jackson	OpenBet
Cash and cash equivalents	$—	$18,659	$10,783	$49,795
Accounts receivable	89	2,123	1,706	50,170
Deferred costs	—	1,124	—	—
Other current assets	491	470	1,386	12,237
Property, buildings and equipment	4,403	162	4,290	4,961
Right of use assets	7,270	—	6,828	8,401
Investments	—	—	—	1,100
Deferred income taxes	—	—		1,281
Other assets	103	381	—	5,971
Intangible assets:
Trade names	—	—	120,900	67,000
Customer relationships	1,960	—	12,300	134,000
Internally developed software	—	—	1,300	139,000
Owned events	—	407,070	—	—
Other	35,410	—	—	14,300
Goodwill	25,585	14,419	331,150	470,029
Accounts payable and accrued expenses	(93)	(1,609)	(7,009)	(13,324)
Other current liabilities	(56)	—	—	(13,085)
Operating lease liability	(9,470)	—	(4,458)	(8,401)
Deferred revenue	(1,455)	(20,780)	(667)	(3,756)
Debt	—	—	(11,439)	—
Other long-term liabilities	—	(3,508)	—	(75,892)
Redeemable non-controlling interests	—	—	(210,150)	—
Net assets acquired	$64,237	$418,511	$256,920	$843,787

The acquisitions were accounted for as business combinations and the fair values of the assets acquired and liabilities assumed in the business combinations are as follows (in thousands):

	FlightScope	NCSA	Mailman	DBH
Cash and cash equivalents	$1,042	$3,655	$16,598	$1,133
Accounts receivable	475	5,619	11,292	1,027
Deferred costs	94	1,096	476	—
Other current assets	1,640	10,238	1,713	1,565
Property, buildings and equipment	1,089	2,804	585	5,425
Right of use assets	1,272	4,951	359	37,087
Investments	—	—	1,239	—
Other assets	1,056	5,472	2,085	942
Intangible assets:
Trade names	—	21,100	800	—
Customer relationships	2,700	10,000	12,400	8,540
Internally developed software	15,400	37,100	—	—
Other	—	—	—	97,410
Goodwill	33,550	214,106	22,342	66,379
Accounts payable and accrued expenses	(806)	(20,855)	(16,255)	(2,287)
Other current liabilities	(187)	(10,318)	(1,606)	(171)
Debt	—	—	(4,338)	(250)
Operating lease liability	(1,272)	(4,951)	(359)	(31,487)
Deferred revenue	(631)	(51,617)	(972)	(4,720)
Other long-term liabilities	(4,334)	(31,603)	(3,485)	(1,754)
Net assets acquired	$51,088	$196,797	$42,874	$178,839

Schedule of Pro Forma Financial Information

The following unaudited pro forma financial information presents the Company’s financial results as if the WWE acquisition had occurred as of January 1, 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Pro forma revenue	$6,422,771	$6,287,521
Pro forma net income (loss)	634,692	(80,633)